Property and Equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment [Abstract]
Property and Equipment
Property and equipment consist of the following:
	Successor
	December 31, 2021	December 31, 2020
Computer equipment	$588	$339
Furniture and fixtures	346	326
Leasehold improvements	2,641	2,641
	3,575	3,306
Less: Accumulated depreciation	(1,201)	(440)
	$2,374	$2,866